SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.9%
	United States Treasury Notes,
	0.625% due 5/15/2030	$19,000,000	$ 18,940,625
	1.375% due 10/31/2020	1,480,000	1,485,955
[a]	1.50% due 10/31/2024	4,600,000	4,847,610
	1.50% due 2/15/2030	10,285,000	11,114,228
	2.625% due 8/15/2020	4,000,000	4,012,031
	United States Treasury Notes Inflationary Index,
	0.125% due 7/15/2022 - 1/15/2023	8,353,325	8,553,749
	0.25% due 7/15/2029	1,263,213	1,382,887
	Total U.S. Treasury Securities (Cost $49,187,045)		50,337,085
	U.S. Government Agencies — 9.5%
[b]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	605,283	615,362
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	1,882,081	1,973,388
[b]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	596,201	606,636
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,c]	1.569% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,750,000	1,705,638
[b]	1.70% due 12/20/2022	1,306,250	1,308,719
[b]	2.46% due 12/15/2025	1,375,000	1,426,026
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06% due 1/15/2026	2,100,000	2,170,035
[b]	2.512% due 1/15/2026	3,165,000	3,366,864
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35% due 4/1/2021	58,794	59,601
	Series 2001-20F Class 1, 6.44% due 6/1/2021	49,481	50,595
	Series 2002-20A Class 1, 6.14% due 1/1/2022	61,098	62,352
	Series 2002-20K Class 1, 5.08% due 11/1/2022	61,837	63,843
	Series 2005-20H Class 1, 5.11% due 8/1/2025	86,327	91,793
	Series 2007-20D Class 1, 5.32% due 4/1/2027	207,076	224,911
	Series 2007-20F Class 1, 5.71% due 6/1/2027	121,895	134,145
	Series 2007-20I Class 1, 5.56% due 9/1/2027	455,252	498,476
	Series 2007-20K Class 1, 5.51% due 11/1/2027	260,478	285,899
	Series 2008-20G Class 1, 5.87% due 7/1/2028	811,949	904,916
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,146,345	1,236,148
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,437,583	1,517,617
	Series 2014-20H Class 1, 2.88% due 8/1/2034	940,088	1,000,368
	Series 2015-20B Class 1, 2.46% due 2/1/2035	788,421	829,849
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,684,693	1,808,502
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,688,750	1,807,909
	Series 2017-20I Class 1, 2.59% due 9/1/2037	3,210,444	3,442,169
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,341,226	1,455,045
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	2,083,334	2,027,104
[b,c]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 0.714% (LIBOR 3 Month + 0.43%) due 6/26/2024	1,554,697	1,578,344
	Total U.S. Government Agencies (Cost $30,957,846)		32,252,254
	Mortgage Backed — 69.3%
	Federal Home Loan Mtg Corp.,
	Pool J21208, 2.50% due 11/1/2027	2,150,391	2,251,705
	Pool RC1280, 3.00% due 3/1/2035	1,191,625	1,269,529
	Pool ZS4730, 3.50% due 8/1/2047	3,411,370	3,599,465
	Federal Home Loan Mtg Corp., CMO,
	Series K035 Class A1, 2.615% due 3/25/2023	1,251,492	1,270,675
[c]	Series K035 Class A2, 3.458% due 8/25/2023	3,000,000	3,240,487
	Series K037 Class A1, 2.592% due 4/25/2023	807,738	823,179
	Series K038 Class A1, 2.604% due 10/25/2023	2,007,816	2,043,632
	Series K042 Class A1, 2.267% due 6/25/2024	2,325,345	2,375,745
[c]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,393,313
[c]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	329,745
[c]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	205,224
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	139,214
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	652,878
	Series K718 Class A2, 2.791% due 1/25/2022	1,500,000	1,526,558

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series K729 Class A2, 3.136% due 10/25/2024	$ 3,500,000	$ 3,821,380
	Series K730 Class A1, 3.452% due 9/25/2024	231,382	240,732
[c]	Series K730 Class A2, 3.59% due 1/25/2025	190,000	211,192
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,570,375
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	32,485	34,114
	Series 3291 Class BY, 4.50% due 3/15/2022	29,590	30,114
	Series 3704 Class DC, 4.00% due 11/15/2036	226,152	236,148
	Series 3867 Class VA, 4.50% due 3/15/2024	999,846	1,056,695
	Series 3922 Class PQ, 2.00% due 4/15/2041	437,869	443,738
	Series 4050 Class MV, 3.50% due 8/15/2023	1,127,294	1,175,879
	Series 4072 Class VA, 3.50% due 10/15/2023	1,012,737	1,041,889
	Series 4097 Class TE, 1.75% due 5/15/2039	702,402	712,011
[c]	Series 4105 Class FG, 0.585% (LIBOR 1 Month + 0.40%) due 9/15/2042	1,163,244	1,163,672
	Series 4120 Class TC, 1.50% due 10/15/2027	1,152,907	1,171,001
	Series 4120 Class UE, 2.00% due 10/15/2027	1,160,945	1,196,703
[c]	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series KF15 Class A, 0.853% (LIBOR 1 Month + 0.67%) due 2/25/2023	500,108	498,978
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	694,373	745,908
	Pool E09025, 2.50% due 3/1/2028	111,512	116,876
	Pool G13804, 5.00% due 3/1/2025	149,220	157,740
	Pool G15227, 3.50% due 12/1/2029	1,686,867	1,791,774
	Pool G16710, 3.00% due 11/1/2030	2,354,186	2,482,458
	Pool G18435, 2.50% due 5/1/2027	1,170,309	1,225,447
	Pool G18446, 2.50% due 10/1/2027	2,175,194	2,277,676
	Pool J11371, 4.50% due 12/1/2024	151,068	158,305
	Pool J13583, 3.50% due 11/1/2025	294,792	310,470
	Pool J14888, 3.50% due 4/1/2026	351,861	370,374
	Pool J20795, 2.50% due 10/1/2027	2,742,701	2,871,921
	Pool J37586, 3.50% due 9/1/2032	291,522	313,920
	Pool SB8010, 2.50% due 10/1/2034	2,121,140	2,219,707
	Pool SB8030, 2.00% due 12/1/2034	2,146,153	2,221,759
	Pool T61943, 3.50% due 8/1/2045	451,638	469,883
	Pool T65457, 3.00% due 1/1/2048	2,063,639	2,142,163
	Pool ZS7299, 3.00% due 10/1/2030	1,233,830	1,310,475
[d]	Pool ZS7942, 3.00% due 2/1/2033	3,948,675	4,235,262
	Pool ZT1958, 3.00% due 5/1/2034	5,757,382	6,154,190
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,810,513	1,947,499
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	4,830,203	5,308,334
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	2,258,510	2,410,987
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,364,995	1,449,942
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,605,707	1,708,078
	Series 2018-3 Class MA, 3.50% due 8/25/2057	491,346	532,398
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,964,228	2,094,000
	Series 2018-4 Class MA, 3.50% due 3/25/2058	1,629,882	1,769,502
	Series 2019-1 Class MA, 3.50% due 7/25/2058	4,583,882	4,988,618
	Series 2019-2 Class MA, 3.50% due 8/25/2058	3,634,258	3,960,371
	Series 2019-3 Class MA, 3.50% due 10/25/2058	1,742,820	1,883,967
	Series 2019-4 Class MA, 3.00% due 2/25/2059	2,126,601	2,262,998
	Series 2020-1 Class MA, 2.50% due 8/25/2059	3,482,050	3,649,161
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	977,216	1,017,689
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,080,922	1,124,052
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	735,464	764,089
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,772,500	1,812,553
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	1,164,547	1,190,688
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	817,200	848,028
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	219,927	221,997
	Federal National Mtg Assoc.,
	1.875% due 12/28/2020	2,000,000	2,016,200
	Pool 252648, 6.50% due 5/1/2022	5,973	6,022
	Pool 342947, 7.25% due 4/1/2024	2,825	2,827
[c]	Pool 895572, 4.597% (LIBOR 12 Month + 1.82%) due 6/1/2036	117,065	120,661
	Pool AB8442, 2.00% due 2/1/2028	2,570,140	2,659,269

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool AB8447, 2.50% due 2/1/2028	$ 1,080,946	$ 1,131,631
	Pool AD8191, 4.00% due 9/1/2025	320,969	340,924
	Pool AE0704, 4.00% due 1/1/2026	1,158,920	1,230,974
	Pool AH3487, 3.50% due 2/1/2026	1,434,940	1,507,559
	Pool AJ1752, 3.50% due 9/1/2026	1,015,214	1,069,093
	Pool AK6518, 3.00% due 3/1/2027	708,443	746,683
	Pool AK6768, 3.00% due 3/1/2027	1,148,272	1,208,293
	Pool AL6582, 3.50% due 4/1/2030	995,222	1,056,919
[d]	Pool AL7801, 2.50% due 11/1/2030	3,425,017	3,606,858
	Pool AL9445, 3.00% due 7/1/2031	26,862	28,532
	Pool AL9821, 2.50% due 1/1/2032	3,700,025	3,911,856
	Pool AS4916, 3.00% due 5/1/2030	2,271,987	2,395,494
	Pool AS9733, 4.00% due 6/1/2047	2,155,807	2,395,548
	Pool AS9749, 4.00% due 6/1/2047	1,378,432	1,469,078
	Pool AU2669, 2.50% due 10/1/2028	1,116,282	1,172,509
	Pool AZ3778, 3.00% due 4/1/2030	2,788,888	2,943,597
	Pool BF0130, 3.50% due 8/1/2056	562,600	611,662
	Pool BF0144, 3.50% due 10/1/2056	775,991	849,489
	Pool BM4153, 3.00% due 6/1/2033	2,885,863	3,057,915
	Pool BM4864, 3.50% due 5/1/2033	1,809,669	1,931,781
	Pool BM5490, 3.50% due 11/1/2031	2,162,011	2,290,504
	Pool CA0200, 3.00% due 8/1/2032	1,886,682	2,016,288
	Pool CA0942, 2.50% due 12/1/2032	1,743,858	1,843,220
	Pool CA3904, 3.00% due 7/1/2034	3,979,554	4,264,028
	Pool CA4102, 3.50% due 8/1/2029	1,481,466	1,573,600
	Pool CA5271, 2.50% due 3/1/2035	1,944,539	2,062,723
	Pool CA5282, 3.00% due 3/1/2035	4,349,810	4,660,752
	Pool FM1126, 3.00% due 3/1/2033	2,812,322	2,974,886
	Pool FM1523, 2.50% due 8/1/2029	2,423,574	2,542,193
	Pool FM2831, 2.50% due 5/1/2032	2,910,369	3,071,405
[d]	Pool FM3494, 2.50% due 4/1/2048	3,000,000	3,152,344
	Pool MA1582, 3.50% due 9/1/2043	2,991,838	3,235,747
	Pool MA2322, 2.50% due 7/1/2025	652,218	682,190
	Pool MA2353, 3.00% due 8/1/2035	1,649,347	1,749,085
	Pool MA2480, 4.00% due 12/1/2035	1,547,864	1,686,332
	Pool MA2499, 2.50% due 1/1/2026	1,153,507	1,206,513
	Pool MA3465, 4.00% due 9/1/2038	1,461,128	1,554,609
	Pool MA3557, 4.00% due 1/1/2029	1,689,345	1,789,830
	Pool MA3681, 3.00% due 6/1/2034	1,508,247	1,584,189
	Pool MA3826, 3.00% due 11/1/2029	2,604,267	2,740,402
	Pool MA3896, 2.50% due 1/1/2035	327,972	343,213
	Pool MA3953, 2.50% due 3/1/2030	1,184,742	1,245,021
	Pool MA4012, 2.00% due 5/1/2035	4,002,912	4,143,576
	Pool MA4016, 2.50% due 5/1/2040	2,972,539	3,104,945
	Pool MA4042, 2.00% due 6/1/2035	4,477,489	4,634,829
	Pool MA4045, 2.00% due 6/1/2040	3,787,869	3,901,281
	Federal National Mtg Assoc., CMO,
[c]	Series 2015-SB5 Class A10, 3.15% (LIBOR 1 Month + 0.70%) due 9/25/2035	907,053	944,427
[c]	Series 2018-SB47 Class A5H, 2.92% (LIBOR 1 Month + 0.70%) due 1/25/2038	1,118,525	1,176,298
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	4,298	4,546
[c]	Series 2009-17 Class AH, 0.579% due 3/25/2039	318,313	302,704
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	2,593	2,679
	Series 2011-70 Class CA, 3.00% due 8/25/2026	1,708,029	1,771,503
	Series 2012-20 Class VT, 3.50% due 3/25/2025	2,046,986	2,058,891
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,203,828	1,229,035
[c]	Series 2013-81 Class FW, 0.485% (LIBOR 1 Month + 0.30%) due 1/25/2043	1,910,967	1,902,335
[c]	Series 2013-92 Class FA, 0.735% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,375,591	1,383,523
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	997,218	1,097,598
	Government National Mtg Assoc.,
[c]	Pool 751392, 5.00% due 2/20/2061	3,316,530	3,465,316
[c]	Pool 894205, 3.25% (H15T1Y + 1.50%) due 8/20/2039	322,350	327,342
[c]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	362,554	373,166
	Pool MA0907, 2.00% due 4/20/2028	1,418,313	1,462,874
	Government National Mtg Assoc., CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 2010-160 Class VY, 4.50% due 1/20/2022	$ 170,792	$ 175,215
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	2,533,464	2,587,104
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,540,089	2,686,628
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	348,289	356,007
	Total Mortgage Backed (Cost $227,729,564)		234,079,499
	Corporate Bonds — 1.1%
	Telecommunication Services — 1.1%
	Wireless Telecommunication Services — 1.1%
	Sprint Communications, Inc., 9.25% due 4/15/2022	3,500,000	3,858,330
			3,858,330
	Total Corporate Bonds (Cost $3,870,845)		3,858,330
	Short-Term Investments — 8.3%
[e]	State Street Institutional Treasury Money Market Fund Premier Class 0.11%	20,897,394	20,897,394
	United States Treasury Bill
	0.105% due 7/2/2020	3,000,000	2,999,991
	0.12% due 7/21/2020	4,000,000	3,999,733
	Total Short-Term Investments (Cost $27,897,118)		27,897,118
	Total Investments — 103.1% (Cost $339,642,418)		$348,424,286
	Liabilities Net of Other Assets — (3.1)%		(10,468,633)
	Net Assets — 100.0%		$337,955,653

Footnote Legend
a	Segregated as collateral for a when-issued security.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
d	When-issued security.
e	Rate represents the money market fund annualized seven-day yield at June 30, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.